As filed with the Securities and Exchange Commission on May 26, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedules of Investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	COMMON STOCKS - 97.94%	Value
	Activities Related to Credit Intermediation - 1.48%
25,310	Starwood Property Trust, Inc.	$564,413
	Aerospace Product and Parts Manufacturing - 1.98%
8,900	United Technologies Corp.	753,385
	Agencies, Brokerages, and Other Insurance Related Activities - 1.95%
23,120	Principal Financial Group, Inc.	742,383
	Basic Chemical Manufacturing - 1.53%
5,740	Praxair, Inc.	583,184
	Beverage Manufacturing - 1.81%
10,685	PepsiCo, Inc.	688,221
	Communications Equipment Manufacturing - 4.16%
44,160	Cisco Systems, Inc. (a)	757,344
15,120	QUALCOMM, Inc.	829,030
		1,586,374
	Computer and Peripheral Equipment Manufacturing - 4.48%
2,400	Apple, Inc. (a)	836,280
5,355	International Business Machines Corp.	873,240
		1,709,520
	Computer Systems Design and Related Services - 1.68%
5,745	Cerner Corp. (a)	638,844
	Couriers and Express Delivery Services - 1.74%
7,100	FedEx Corp.	664,205
	Data Processing, Hosting, and Related Services - 2.03%
12,350	Fiserv, Inc. (a)	774,592
	Depository Credit Intermediation - 6.30%
18,735	JPMorgan Chase & Co.	863,683
16,435	State Street Corp.	738,589
25,255	Wells Fargo & Co.	800,584
		2,402,856
	Electric Lighting Equipment Manufacturing - 2.06%
12,080	Cooper Industries PLC (b)	783,992
	Electric Power Generation, Transmission and Distribution - 1.56%
17,790	Black Hills Corp.	594,898
	Electronics and Appliance Stores - 1.20%
15,995	Best Buy Co., Inc.	459,376
	Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.87%
35,590	General Electric Co.	713,579
	Grain and Oilseed Milling - 1.68%
17,760	Archer-Daniels-Midland Co.	639,538
	Health and Personal Care Stores - 2.82%
9,110	Medco Health Solutions, Inc. (a)	511,617
14,020	Walgreen Co.	562,763
		1,074,380
	Insurance Carriers - 1.95%
16,085	StanCorp Financial Group, Inc.	741,840
	Jewelry, Luggage, and Leather Goods Stores - 1.29%
9,140	Blue Nile, Inc. (a)	493,469
	Management of Companies and Enterprises - 1.79%
25,025	Morgan Stanley	683,683
	Medical and Diagnostic Laboratories - 1.76%
7,285	Laboratory Corporation of America Holdings (a)	671,167
	Medical Equipment and Supplies Manufacturing - 3.39%
7,430	3M Co.	694,705
7,500	Becton, Dickinson & Co.	597,150
		1,291,855
	Motor Vehicle Manufacturing - 1.74%
44,560	Ford Motor Co. (a)	664,390
	Natural Gas Distribution - 1.73%
12,360	Sempra Energy	661,260
	Newspaper, Periodical, Book, and Directory Publishers - 1.74%
16,885	McGraw-Hill Companies, Inc.	665,269
	Office Furniture (including Fixtures) Manufacturing - 2.21%
30,610	Herman Miller, Inc.	841,469
	Oil and Gas Extraction - 6.07%
10,080	Baker Hughes, Inc.	740,174
7,475	Devon Energy Corp.	685,981
16,675	Marathon Oil Corp.	888,944
		2,315,099
	Other Electrical Equipment and Component Manufacturing - 1.81%
9,705	Energizer Holdings, Inc. (a)	690,608
	Other Information Services - 1.78%
1,155	Google, Inc. - Class A (a)	677,073
	Other Investment Pools and Funds - 1.91%
46,940	Redwood Trust, Inc.	729,917
	Other Telecommunications - 1.55%
14,195	NII Holdings, Inc. (a)	591,506
	Petroleum and Coal Products Manufacturing - 4.09%
9,800	Exxon Mobil Corp.	824,474
25,070	Frontier Oil Corp.	735,052
		1,559,526
	Pharmaceutical and Medicine Manufacturing - 3.06%
9,860	Amgen, Inc. (a)	527,017
15,080	Gilead Sciences, Inc. (a)	639,995
		1,167,012
	Residential Building Construction - 1.56%
50,905	D.R. Horton, Inc.	593,043
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.16%
14,985	E.I. du pont de Nemours & Co.	823,725
	Scientific Research and Development Services - 1.43%
19,680	Pharmaceutical Product Development, Inc.	545,333
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 3.62%
10,235	Church & Dwight Co., Inc.	812,045
5,880	Estee Lauder Companies, Inc. - Class A	566,597
		1,378,642
	Software Publishers - 5.46%
21,330	Ariba, Inc. (a)	728,206
13,345	Intuit (a)	708,620
13,005	MICRO Systems, Inc. (a)	642,837
		2,079,663
	Support Activities for Mining - 2.10%
18,650	Pride International, Inc. (a)	801,017
	Wired Telecommunications Carriers - 3.41%
9,700	Time Warner Cable, Inc.	691,998
15,745	Verizon Communications, Inc.	606,812
		1,298,810

	TOTAL COMMON STOCKS (Cost $29,459,946)	37,339,116

Shares	SHORT-TERM INVESTMENTS - 2.19%	Value
832,431	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	832,431
	TOTAL SHORT-TERM INVESTMENTS (Cost $832,431)	832,431

	TOTAL INVESTMENTS IN SECURITIES (Cost $30,292,377) - 100.13%	38,171,547
	Liabilities in Excess of Other Assets - (0.13)%	(47,924)
	TOTAL NET ASSETS - 100.00%	$38,123,623

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day yield as of March 31, 2011.

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in other mutual funds are valued at their net asset value per share. Short-term securities having a maturity of less than 60 days are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Construction	$593,043	$—	$—	$593,043
Finance and Insurance	5,181,409	—	—	5,181,409
Healthcare and Social Assistance	671,167	—	—	671,167
Information	6,086,912	—	—	6,086,912
Management of Companies and Enterprises	683,683			683,683
Manufacturing	16,615,194	—	—	16,615,194
Mining	2,375,943	—	—	2,375,943
Professional, Scientific, and Technical Services	1,184,177	—	—	1,184,177
Retail Trade	2,027,225	—	—	2,027,225
Transportation and Warehousing	664,205	—	—	664,205
Utilities	1,256,158	—	—	1,256,158
Total Common Stocks	37,339,116	—	—	37,339,116
Short-Term Investments	832,431	—	—	832,431
Total Investments in Securities	$38,171,547	$—	$—	$38,171,547

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the quarter ended March 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$30,306,659

Gross unrealized appreciation	$8,602,859
Gross unrealized depreciation	(737,971)
Net unrealized appreciation	$7,864,888

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    5/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    Date    5/25/11

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    Date    5/25/11

* Print the name and title of each signing officer under his or her signature.